Goodwill and Other Intangible Assets (Details) - Schedule of Intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 1,960,072	$ 1,910,072	$ 1,910,072
Less accumulated amortization	(1,164,208)	(477,518)
Carrying value	795,864	1,432,554
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	1,726,965	1,726,965
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 233,107	$ 183,107